Accounts Payable Related to Concessions (Details 1) - Account Payable [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 903,959	R$ 731,864
Additions	1,855	65,269
Adjustment to present value	27,063	78,203
Monetary variations	112,890	117,053
Payments	(108,225)	(88,430)
Balance as of December 31, 2022	R$ 937,542	R$ 903,959